RESTATEMENT OF CONSOLIDATED STATEMENT OF CASH FLOW	12 Months Ended
Dec. 31, 2013
Schedule Of Restatement Of Consolidated Statement Of Cash Flows [Abstract]
Schedule Of Restatement Of Consolidated Statement Of Cash Flows [Text Block]
33. RESTATEMENT OF CONSOLIDATED STATEMENT OF CASH FLOW

	2012	Adjustments		2012
	(As reported)			(Restated)

Cash flows from operating activities
Net income	$63,252,540			$63,252,540
Adjustments to reconcile net income (loss) from continuing operations to net cash from operations:
Depreciation	443,361			443,361
Amortization	1,934,909			1,934,909
Gain on extinguishment of debts	(1,666,386)			(1,666,386)
Common stock issued for services	2,229,657			2,229,657
Other amortized costs	-			-
Changes in operating assets and liabilities:
Decrease/(increase) in inventories	(10,037,494)			(10,037,494)
Increase in deposits and prepaid expenses	(34,307,276)	6,030,785	*	(28,276,491)
(Decrease)/increase in due to a director	12,239,470			12,239,470
Increase in accounts payable and accrued expenses	3,330,443			3,330,443
Increase in other payables	1,482,417			1,482,417
Increase in accounts receivable	(18,142,198)			(18,142,198)
Decrease/(increase) in cost and estimated earnings in excess of billings on uncompleted contacts	(1,880,776)			(1,880,776)
Increase in billings in excess of costs and estimated earnings on uncompleted contracts	827,965			827,965
Decrease in amount due to related parties	(867,413)			(867,413)
Decrease in amount due from related parties	15,820,752			15,820,752
Decrease in other receivables	3,734,623			3,734,623
Net cash provided by operating activities	38,394,594			44,425,379
Cash flows from investing activities
Purchases of property and equipment	(10,756,744)			(10,756,744)
Payment for investment in future Sino Joint Venture companies	-	(6,030,785)	*	(6,030,785)
Acquisition of proprietary technology	(1,500,000)			(1,500,000)
Net cash outflow from business combination of a subsidiaries less cash acquired	(6,893,349)			(6,893,349)
Payment for construction in progress	(19,185,878)			(19,185,878)
Net cash used in investing activities	(38,335,971)			(44,366,756)
Cash flows from financing activities
Proceeds from long term debt	175,006			175,006
Proceeds from short term debt	3,181,927			3,181,927
Non-controlling interest contribution	3,634,064			3,634,064
Repayment of short term debt	-			-
Proceeds from bond payable	-			-
Dividends paid	(134,631)			(134,631)
Net cash provided by financing activities	6,856,366			6,856,366
Effects on exchange rate changes on cash	121,368			121,368
(Decrease)/increase in cash and cash equivalents	7,036,357			7,036,357
Cash and cash equivalents, beginning of year	1,387,908			1,387,908
Cash and cash equivalents, end of year	$8,424,265			$8,424,265

* Note: These adjustments are to classify movement of temporary deposits paid to entities for equity investment in future Sino Joint Venture companies included in deposits and prepaid expenses as cash flows used in investing activities.